UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 09/30/2012

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:


 Name:    Donald Griffith
 Title:   Vice President Corporate Compliance
 Phone:   (413) 744-5103

 Signature, Place, and Date of Signing:

 /s/ Donald Griffith, Springfield, MA  OCTOBER 22, 2012


 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc. (OFI), OFI Institutional Asset Management, Inc. (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 82


Form 13F Information Table Value Total: 53,113

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----


 3M COMPANY                     COM         88579Y101      673      7285    SH       SOLE               7285
 ABBOTT LABORATORIES            COM         002824100        5        74    SH       SHARED-DEFINED                  74
 ABBOTT LABORATORIES            COM         002824100      377      5500    SH       SOLE               5500
 AMERICAN EXPRESS CO            COM         025816109      504      8861    SH       SOLE               8861
 APPLE INC                      COM         037833100       75       112    SH       SHARED-DEFINED                 112
 APPLE INC                      COM         037833100      255       382    SH       SOLE                382
 BERKSHIRE HATHAWAY INC-CL B    COM         084670702      475      5390    SH       SOLE               5390
 BLACKROCK INC                  COM         09247X101      218      1220    SH       SOLE               1220
 CARMAX INC                     COM         143130102      221      7815    SH       SOLE               7815
 CISCO SYSTEMS INC              COM         17275R102      344     17990    SH       SOLE              17990
 CME GROUP INC                  COM         12572Q105      355      6195    SH       SOLE               6195
 CONSOLIDATED EDISON            COM         209115104        4        60    SH       SOLE                 60
 CONSOLIDATED EDISON            COM         209115104      244      4081    SH       SHARED-DEFINED                4081
 DISCOVER FINANCIAL SERVICES    COM         254709108      406     10215    SH       SOLE              10215
 EBAY INC                       COM         278642103       68      1402    SH       SHARED-DEFINED                1402
 EBAY INC                       COM         278642103      384      7945    SH       SOLE               7945
 EXELON CORPORATION             COM         30161N101      265      7435    SH       SOLE               7435
 EXPRESS SCRIPTS HLDG           COM         30219G108        7       119    SH       SHARED-DEFINED                 119
 EXPRESS SCRIPTS HLDG           COM         30219G108      229      3650    SH       SOLE               3650
 EXXON MOBIL CORP               COM         30231G102     1047     11449    SH       SOLE              11449
 GENERAL DYNAMICS CORP          COM         369550108      345      5225    SH       SOLE               5225
 GENERAL ELECTRIC CO            COM         369604103       28      1215    SH       SHARED-DEFINED                1215
 GENERAL ELECTRIC CO            COM         369604103      540     23760    SH       SOLE              23760
 GOOGLE INC                     COM         38259P508        7         9    SH       SHARED-DEFINED                   9
 GOOGLE INC                     COM         38259P508      778      1031    SH       SOLE               1031
 INTL BUSINESS MACH             COM         459200101      130       625    SH       SOLE                625
 INTL BUSINESS MACH             COM         459200101      238      1148    SH       SHARED-DEFINED                1148
 ISHARES INC                    CANADA INDE 464286509      532     18678    SH       SHARED-DEFINED               18678
 ISHARES INC                    HONG KONG I 464286871      260     14288    SH       SHARED-DEFINED               14288
 ISHARES TR                     MSCI EMERGI 464287234      714     17277    SH       SHARED-DEFINED               17277
 ISHARES TR DOW JONES           SELECT DIVI 464287168     1675     29037    SH       SHARED-DEFINED               29037
 ISHARES TR DOW JONES           EPAC SELECT 464288448      768     24283    SH       SHARED-DEFINED               24283
 ISHARES TR DOW JONES           US OIL EQUI 464288844      245      4710    SH       SHARED-DEFINED                4710
 ISHARES TR FTSE                NAREIT MTG  464288539     1090     72518    SH       SHARED-DEFINED               72518
 ISHARES TR IBOXX               $ HIGH YIEL 464288513      221      2395    SH       SHARED-DEFINED                2395
 ISHARES TR JPMORGAN            USD EMERGIN 464288281      570      4699    SH       SHARED-DEFINED                4699
 ISHARES TR MID CORE            INDEX FD    464288208      219      2290    SH       SHARED-DEFINED                2290
 ISHARES TR RUSSELL             MIDCAP GROW 464287481      378      6090    SH       SHARED-DEFINED                6090
 ISHARES TR RUSSELL             MIDCAP INDE 464287499      530      4786    SH       SHARED-DEFINED                4786
 ISHARES TR RUSSELL             1000 VALUE  464287598      616      8533    SH       SHARED-DEFINED                8533
 ISHARES TR RUSSELL             1000 GROWTH 464287614      467      7000    SH       SHARED-DEFINED                7000
 ISHARES TR S&P U S             PFD STK IND 464288687      591     14818    SH       SHARED-DEFINED               14818
 ISHARES TRUST S&P              SMALLCAP 60 464287804     1885     24455    SH       SHARED-DEFINED               24455
 JOHNSON & JOHNSON              COM         478160104       92      1336    SH       SHARED-DEFINED                1336
 JOHNSON & JOHNSON              COM         478160104      488      7088    SH       SOLE               7088
 JOHNSON CONTROLS INC           COM         478366107      363     13235    SH       SOLE              13235
 JPMORGAN CHASE & CO            COM         46625H100        3        75    SH       SHARED-DEFINED                  75
 JPMORGAN CHASE & CO            COM         46625H100      551     13624    SH       SOLE              13624
 LOWES COMPANIES INC            COM         548661107      652     21545    SH       SOLE              21545
 MICROSOFT CORP                 COM         594918104      125      4202    SH       SHARED-DEFINED                4202
 MICROSOFT CORP                 COM         594918104      599     20111    SH       SOLE              20111
 MOLSON COORS BREWING CO CL B   COM         60871R209      204      4520    SH       SOLE               4520
 NATIONAL OILWELL VARCO INC     COM         637071101      385      4801    SH       SOLE               4801
 NOVARTIS AG ADR-EACH           SPONSORED A 66987V109       19       314    SH       SHARED-DEFINED                 314
 NOVARTIS AG NAMEN SPON ADR     SPONSORED A 66987V109      301      4915    SH       SOLE               4915
 ORACLE CORP                    COM         68389X105      412     13083    SH       SOLE              13083
 ORACLE CORPORATION             COM         68389X105        4       119    SH       SHARED-DEFINED                 119
 PAYCHEX INC                    COM         704326107      418     12545    SH       SOLE              12545
 PEPSICO INC                    COM         713448108       20       285    SH       SHARED-DEFINED                 285
 PEPSICO INC                    COM         713448108      557      7869    SH       SOLE               7869
 PFIZER INC                     COM         717081103      497     20017    SH       SOLE              20017
 POTASH CORP SASK INC           COM         73755L107        4        84    SH       SHARED-DEFINED                  84
 POTASH CORP SASK INC           COM         73755L107      275      6325    SH       SOLE               6325
 POWERSHARES DB MULTI           SECTOR COMM 73936B200      231      3754    SH       SHARED-DEFINED                3754
 POWERSHARES EXCHANGE           TRADED FD T 73935X286     1140     38064    SH       SHARED-DEFINED               38064
 POWERSHARES QQQ TR             UNIT SER 1  73935A104     2618     38181    SH       SHARED-DEFINED               38181
 PROCTER & GAMBLE CO            COM         742718109       39       559    SH       SHARED-DEFINED                 559
 PROCTER & GAMBLE CO            COM         742718109      664      9575    SH       SOLE               9575
 SECTOR SPDR TR SHS             BEN INT IND 81369Y704      223      6095    SH       SHARED-DEFINED                6095
 SPDR S&P 500 ETF               TRUST UNIT  78462F103     2429     16869    SH       SHARED-DEFINED               16869
 SPDR S&P MIDCAP 400            ETF TR UNIT 78467Y107      873      4854    SH       SHARED-DEFINED                4854
 SPDR SER TR BARCLAYS           CAP HIGH YI 78464A417      894     22234    SH       SHARED-DEFINED               22234
 SPDR SERIES TRUST              BARCLAYS IN 78464A516      294      4777    SH       SHARED-DEFINED                4777
 SYSCO CORP                     COM         871829107      317     10150    SH       SOLE              10150
 TRANSCANADA CORP               COM         89353D107      441      9685    SH       SOLE               9685
 VANGUARD BD INDEX FD           SHORT TERM  921937827      435      5341    SH       SHARED-DEFINED                5341
 VANGUARD BD INDEX FD           TOTAL BD MA 921937835    12769    149957    SH       SHARED-DEFINED              149957
 VANGUARD INTL EQUITY           ALLWRLD EX  922042775     2757     64180    SH       SHARED-DEFINED               64180
 VANGUARD INTL EQUITY           MSCI EMR MK 922042858     1287     30855    SH       SHARED-DEFINED               30855
 VULCAN MATERIALS CO            COM         929160109      232      4900    SH       SOLE               4900
 WESTERN UNION CO               COM         959802109      203     11150    SH       SOLE              11150
 ZIMMER HOLDINGS INC            COM         98956P102      315      4659    SH       SOLE               4659
